CALAMOS INVESTMENT TRUST

Supplement dated January 22, 2020 to the

CALAMOS® FAMILY OF FUNDS

Summary Prospectus of Calamos Hedged Equity Fund, dated March 1, 2019;

Prospectus dated March 1, 2019, as supplemented on June 21, 2019 and July 9, 2019;

and Statement of Additional Information, dated March 1, 2019,

as supplemented on June 21, 2019, July 9, 2019, August 15, 2019, and December 20, 2019

Effective immediately, the table under the section “Fees and Expenses of the Fund” in the Summary Prospectus and on page 7 of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.47%	0.55%	0.51%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.48%	2.31%	1.27%
Expense Reimbursement[2]	(0.32)%	(0.40)%	(0.36)%
Total Annual Fund Operating Expenses After Reimbursement	1.16%	1.91%	0.91%

1	“Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various money market funds and ETFs.

2

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.25%, 2.00%, and 1.00% of average net assets, respectively. For the period of January 22, 2020 through February 28, 2021, the Fund’s investment advisor has contractually agreed to reimburse Fund expenses to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.15%, 1.90%, and 0.90% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Effective immediately, the section titled “Example” in the Summary Prospectus and beginning on page 7 of the Prospectus is hereby deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested,

MFSPT3 01/20

that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the periods through February 28, 2021 and March 1, 2022 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	588	869	1,195	2,114

Class C	294	653	1,170	2,590

Class I	93	340	636	1,478

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	588	869	1,195	2,114

Class C	194	653	1,170	2,590

Class I	93	340	636	1,478

Effective immediately, the sixth paragraph on page 116 of the Prospectus shall be deleted and replaced with the following:

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Hedged Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class A shares, 2.00% for Class C shares, and 1.00% for Class I shares. For the period of January 22, 2020 through February 28, 2021, Calamos Advisors has contractually agreed to limit the annual operating expenses of the Hedged Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective immediately, the second paragraph and proceeding table in the section “Expenses” beginning on page 57 of the Statement of Additional Information shall be deleted and replaced with the following:

Calamos Advisors contractually agreed to limit the annual operating expenses of each class of shares of each Fund in excess of certain limits through the limitation period as reflected in the table below. For purposes of this agreement, operating expenses do not include dividend expenses on short positions.

Fund	Class	Limitation Period	Expense Limitation
Calamos Market Neutral Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Hedged Equity Fund	Class A	2/28/2021	1.15%
		3/1/2022	1.25%
	Class C	2/28/2021	1.90%
		3/1/2022	2.00%
	Class I	2/28/2021	0.90%
		3/1/2022	1.00%

Fund	Class	Limitation Period	Expense Limitation
Calamos Phineus Long/Short Fund	Class A	3/1/2022	2.00%
	Class C	3/1/2022	2.75%
	Class I	3/1/2022	1.75%
Calamos Convertible Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Global Convertible Fund	Class A	3/1/2022	1.35%
	Class C	3/1/2022	2.10%
	Class I	3/1/2022	1.10%
Calamos Growth Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Growth and Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Dividend Growth Fund	Class A	3/1/2022	1.35%
	Class C	3/1/2022	2.10%
	Class I	3/1/2022	1.10%
Calamos Opportunistic Value Fund	Class A	3/1/2022	1.15%
	Class C	3/1/2022	1.90%
	Class I	3/1/2022	0.90%
Calamos International Growth Fund	Class A	3/1/2022	1.10%
	Class C	3/1/2022	1.85%
	Class I	3/1/2022	0.85%
	Class R6	3/1/2022	0.85%*
Calamos Evolving World Growth Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Global Equity Fund	Class A	3/1/2022	1.40%
	Class C	3/1/2022	2.15%
	Class I	3/1/2022	1.15%
Calamos Global Growth and Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%
Calamos Total Return Bond Fund	Class A	3/1/2022	0.90%
	Class C	3/1/2022	1.65%
	Class I	3/1/2022	0.65%
Calamos High Income Opportunities Fund	Class A	3/1/2022	1.00%
	Class C	3/1/2022	1.75%
	Class I	3/1/2022	0.75%
Calamos Short-Term Bond Fund	Class A	3/1/2022	0.65%
	Class I	3/1/2022	0.40%

*

Class R6 Total Annual Operating Expenses are limited to 0.85% less International Growth Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund’s other share classes divided by the aggregate average annual net assets of the Fund’s other share classes).

Please retain this supplement for future reference